Leases (Details) - USD ($)			12 Months Ended
	Nov. 03, 2025	May 29, 2025	Dec. 31, 2025
Leases [Line Items]
Leases term			12 months
Lease, noncancelable term	36 months
Percentage of rent on gross sales	5.00%
Minimum rent on gross sales (in Dollars)	$ 25,000
Weighted-average remaining term of operating leases			4 years 6 months
Weighted-average discount rate on operating lease liabilities			5.50%
Las Vegas [Member]
Leases [Line Items]
Incremental borrowing rate			3.82%
Union Station [Member]
Leases [Line Items]
Incremental borrowing rate			3.60%
Los Angeles County Metro Transportation Authority [Member]
Leases [Line Items]
Monthly fee for right of entry (in Dollars)		$ 1,500